Cover Document	Nov. 03, 2026
Cover page
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity File Number	001-34063
Entity Registrant Name	LendingTree, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2414818
Entity Address, Address Line One	1415 Vantage Park Dr., Suite 700,
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203
City Area Code	704
Local Phone Number	541-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	TREE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001434621
Amendment Flag	false